UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2009

Date of reporting period: April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is as follows:

THIRD AVENUE VALUE FUND

THIRD AVENUE SMALL-CAP VALUE FUND

THIRD AVENUE REAL ESTATE VALUE FUND

THIRD AVENUE INTERNATIONAL VALUE FUND

SEMI-ANNUAL REPORT

April 30, 2009

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov., and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust Third Avenue Value Fund Industry Diversification at April 30, 2009

The summary of the Fund’s investments as of April 30, 2009 is as follows: (Unaudited)

Holding Companies
Non-U.S. Real Estate Operating Companies
Automotive
Diversified Operations
Steel & Specialty Steel
Financial Insurance
Oil & Gas Production & Services
U.S. Real Estate Operating Companies
Annuities & Mutual Fund Management & Sales
Utilities, Utility Service Companies & Waste Management
Financial Services
Telecommunications
Home Development
Other
Cash and Equivalents (Net)
Industry
0
5
10
15
20
25
% of Net Assets

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Trust Third Avenue Value Fund Portfolio of Investments at April 30, 2009 (Unaudited)

Principal Amount (†)			Value (Note 1)

Corporate Debt Instruments - 7.83%

		Consumer Products - 0.33%
15,538,590		Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (b)	$14,646,675

		Financial Insurance - 3.06%
362,167,000		MBIA Insurance Corp., 14.000%, due 1/15/33 (d) (h)	137,709,656

		Financial Services - 2.49%
8,250,000		CIT Group, Inc., 4.750%, due 12/15/10	6,109,637
		GMAC LLC:
20,367,000		7.750%, due 1/19/10	18,333,987
37,652,000		7.250%, due 3/2/11	30,887,065
50,002,000	EUR	5.375%, due 6/6/11	40,025,417
20,000,000	CAD	GMAC Canada, Ltd., 2.336%, due 5/22/09 (h)	16,713,148

			112,069,254

		Home Development - 0.27%
		Standard Pacific Corp.:
10,800,000		6.250%, due 4/1/14	6,372,000
10,415,000		7.000%, due 8/15/15	5,936,550

			12,308,550

		Land Development - 0.03%
7,206,730		Landsource Communities Development Term Loan B, PIK, 8.250%, due 5/31/09 (h)	1,423,329

Principal Amount (†)			Value (Note 1)

		Telecommunications - 0.56%
		Nortel Networks (Canada)*:
18,500,000		0.000%, due 7/15/11	$4,625,000
11,500,000		1.750%, due 4/15/12	2,731,250
9,500,000		10.125%, due 7/15/13	2,493,750
28,750,000		2.125%, due 4/15/14	6,756,250
9,750,000		10.750%, due 7/15/16 (d)	2,632,500
22,000,000		10.750%, due 7/15/16	5,940,000

			25,178,750

		U.S. Real Estate Operating Companies - 1.09%
		Forest City Enterprises, Inc.:
59,020,000		3.625%, due 10/15/11	36,444,850
20,778,000		7.625%, due 6/1/15	10,077,330
5,826,000		6.500%, due 2/1/17	2,534,310

			49,056,490

		Total Corporate Debt Instruments (Cost $526,467,037)	352,392,704

Shares

Preferred Stocks - 0.03%

		Auto Supply - 0.02%
759,866		ISE Corp. Series B (a) (b) (c)	—
977,469		ISE Corp. Series C (a) (b)	1,064,464

			1,064,464

		Financial Insurance - 0.00%
6,045,667		CGA Group, Ltd. Series C (Bermuda) (a) (b)	—

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Trust Third Avenue Value Fund Portfolio of Investments (continued) at April 30, 2009 (Unaudited)

Shares		Value (Note 1)

Preferred Stocks (continued)

	Insurance & Reinsurance - 0.01%
4,775	Ecclesiastical Insurance, 8.625% (United Kingdom)	$6,781
1,022,245	RS Holdings Corp., Convertible, Class A (a) (b) (c)	328,642

		335,423

	Total Preferred Stocks (Cost $14,103,694)	1,399,887

Common Stocks - 85.71%

	Annuities & Mutual Fund Management & Sales - 3.11%
5,500,000	Bank of New York Mellon Corp. (The)	140,140,000

	Auto Supply - 0.00%
217,210	ISE Corp. (a) (b) (c)	—

	Automotive - 10.95%
18,576,400	Toyota Industries Corp. (Japan) (c)	492,570,331

	Consumer Products - 0.00%#
526,368	Home Products International, Inc. (a) (b) (c)	26,318

	Depository Institutions - 0.57%
218,500	Carver Bancorp, Inc. (c)	1,363,440
19,558,450	Chong Hing Bank, Ltd. (Hong Kong)	24,277,558

		25,640,998

	Diversified Operations - 7.03%
10,000,000	Brookfield Asset Management, Inc., Class A (Canada)	155,300,000

48,526,822	Wharf (Holdings), Ltd. (The) (Hong Kong)	161,233,239

		316,533,239

	Electronics Components - 0.74%
3,346,783	AVX Corp.	33,501,298

Shares		Value (Note 1)

	Financial Insurance - 2.86%
25,707,362	Ambac Financial Group, Inc. (a) (c)	$23,393,700
3,806,722	Manifold Capital Holdings, Inc. (a) (b) (c) (f)	38,067
19,349,845	MBIA, Inc. (a) (c)	91,524,767
7,938,859	Radian Group, Inc. (c)	13,734,226

		128,690,760

	Financial Services - 0.16%
3,250,000	CIT Group, Inc.	7,215,000

	Holding Companies - 22.81%
83,370	Capital Southwest Corp.	6,482,851
53,819,000	Cheung Kong Holdings, Ltd. (Hong Kong)	560,408,423
3,951,800	Guoco Group, Ltd. (Hong Kong)[1]	24,322,535
10,665,000	Investor AB, Class A (Sweden)	149,481,158
2,200,000	Jardine Matheson Holdings, Ltd. (Hong Kong)[1]	49,940,000
359,250	Pargesa Holding SA (Switzerland)	22,930,181
3,317,350	RHJ International (Belgium) (a)	15,713,301
90,996,500	Wheelock & Co., Ltd. (Hong Kong)	197,255,657

		1,026,534,106

	Home Development - 0.76%
1,000,000	MDC Holdings, Inc.	34,180,000

	Industrial & Agricultural Equipment - 0.17%
360,100	Mestek, Inc. (a)	2,178,605
360,100	Omega Flex, Inc.	5,567,146

		7,745,751

	Insurance & Reinsurance - 0.01%
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a) (b)	479,400
32,089	RS Holdings Corp., Class A (a) (b)	10,316

		489,716

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Trust Third Avenue Value Fund Portfolio of Investments (continued) at April 30, 2009 (Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)

	Mutual Holding Companies - 0.32%
637,122	Brooklyn Federal Bancorp, Inc.	$7,913,055
50,920	Colonial Bankshares, Inc. (a)	337,090
490,036	FedFirst Financial Corp. (a) (c)	1,808,233
205,511	Gouverneur Bancorp, Inc. (c)	1,212,515
274,157	Home Federal Bancorp, Inc. (c)	1,720,335
242,800	SFSB, Inc. (a) (c)	1,177,580

		14,168,808

	Non-U.S. Real Estate Operating Companies - 16.44%
24,220,000	Hang Lung Group, Ltd. (Hong Kong)	89,535,293
30,534,000	Hang Lung Properties, Ltd. (Hong Kong)	86,873,594
119,598,738	Henderson Land Development Co., Ltd. (Hong Kong) (c)	563,267,842

		739,676,729

	Oil & Gas Production & Services - 5.73%
2,000,630	Cimarex Energy Co.	53,816,947
776,800	EnCana Corp. (Canada)	35,523,064
11,090,000	Nabors Industries, Ltd. (Bermuda) (a)	168,678,900

		258,018,911

	Steel & Specialty Steel - 5.99%
3,500,000	POSCO, ADR (South Korea)	269,395,000

	Telecommunications - 1.24%
10,000,000	Sycamore Networks, Inc. (a)	29,500,000
5,008,450	Tellabs, Inc. (a)	26,244,278

		55,744,278

Shares		Value (Note 1)

	U.S. Real Estate Operating Companies - 4.06%
18,975,821	FNC Realty Corp. (a) (b) (c)	$7,400,570
11,348,745	Forest City Enterprises, Inc., Class A (a) (c)	95,669,920
22,500	Forest City Enterprises, Inc., Class B (a)	186,975
3,420,106	Tejon Ranch Co. (a) (c)	79,346,459

		182,603,924

	Utilities, Utility Service Companies & Waste Management - 2.76%
8,816,889	Covanta Holding Corp. (a) (c)	124,406,304

	Total Common Stocks (Cost $4,677,953,991)	3,857,281,471

Investment Amount ($) or Partnership Units

Limited Partnerships - 0.13%

	Infrastructure - 0.12%
400,000	Brookfield Infrastructure Partners L.P.[2]	5,460,000

	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund, L.P. (a) (b)	330,136

	Total Limited Partnerships (Cost $8,007,814)	5,790,136

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Trust Third Avenue Value Fund Portfolio of Investments (continued) at April 30, 2009 (Unaudited)

Principal Amount ($)		Value (Note 1)

Short Term Investments - 5.73%

	Repurchase Agreement - 1.29%
57,861,199	JPMorgan Securities, Inc., 0.12%, dated 4/30/09, due 5/1/09 (e)	$57,861,199

	U.S. Government Obligations - 4.44%
200,000,000	U.S. Treasury Bill, 0.11%‡, due 7/30/09 (g)	199,932,400

	Total Short Term Investments (Cost $257,803,949)	257,793,599

	Total Investment Portfolio - 99.43% (Cost $5,484,336,485)	4,474,657,797
	Other Assets less Liabilities - 0.57%	25,473,827

	NET ASSETS - 100.00%
	(Applicable to 129,057,275 shares outstanding)	$4,500,131,624

Notes:

ADR:	American Depository Receipt.

CAD:	Canadian Dollar.

EUR:	Euro.

PIK:	Payment-in-kind.

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Repurchase agreement collateralized by U.S. Treasury Bond, par value $42,150,000, due 2/15/21, value $59,545,937.

(f)	Security is subject to restrictions on resale.

(g)	A portion of this security is segregated for future fund commitments.

(h)	Variable rate security.

*	Issuer in default.

#	Amount represents less than 0.01% of total net assets.

†	Denominated in U.S. Dollars unless otherwise noted.

‡	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

[2]	Bermuda exempted limited partnership.

The aggregate cost is $5,484,336,485.

The aggregate gross unrealized appreciation is $499,201,666.

The aggregate gross unrealized depreciation is $(1,508,880,354).

Country Concentration

% of Net Assets

Hong Kong	39.04%
United States	30.34
Japan	10.95
South Korea	5.99
Canada	5.17
Bermuda	3.76
Sweden	3.32
Switzerland	0.51
Belgium	0.35
United Kingdom	— #

Total	99.43%

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Trust
Third Avenue Value Fund
Statement of Assets and Liabilities
April 30, 2009
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $3,257,809,431)	$2,975,668,548
Affiliated issuers (cost of $2,226,527,054)	1,498,989,249

Total investments (cost of $5,484,336,485)	4,474,657,797
Dividends and interest receivable	31,365,896
Receivable for fund shares sold	3,808,202
Receivable for securities sold	2,834,049
Other receivables	106,939
Other assets	71,928

Total assets	4,512,844,811

Liabilities:
Payable for fund shares redeemed	7,379,927
Payable to investment adviser	3,245,388
Accounts payable and accrued expenses	1,262,838
Payable for other shareholder servicing fees (Note 3)	767,133
Payable to trustees	57,901

Total liabilities	12,713,187

Net assets	$4,500,131,624

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 129,057,275 shares outstanding	$6,129,600,572
Accumulated distributions in excess of net investment income	(54,091,815)
Accumulated net realized losses from investments and foreign currency transactions	(565,567,290)
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(1,009,809,843)

Net assets applicable to capital shares outstanding	$4,500,131,624

Net asset value, offering and redemption price per share	$34.87

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Trust
Third Avenue Value Fund
Statement of Operations
For the Six Months Ended April 30, 2009
(Unaudited)

Investment Income:
Interest	$45,792,424
Dividends - unaffiliated issuers (net of foreign withholding tax of $2,215,570)	19,756,980
Dividends - affiliated issuers (net of foreign withholding tax of $131,734) (Note 4)	18,645,608
Other income	56,806

Total investment income	84,251,818

Expenses:
Investment advisory fees (Note 3)	19,406,298
Other shareholder servicing fees (Note 3)	2,773,641
Transfer agent fees	839,465
Reports to shareholders	678,727
Custodian fees	425,565
Trustees’ and officers’ fees and expenses	249,056
Administration fees (Note 3)	147,015
Accounting fees	108,354
Legal fees	88,112
Auditing and tax consulting fees	77,349
Insurance expenses	70,487
Registration and filing fees	57,884
Miscellaneous expenses	32,880

Total expenses	24,954,833

Net investment income	59,296,985

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized loss on investments - unaffiliated issuers	(291,288,393)
Net realized loss on investments - affiliated issuers	(231,107,665)
Net realized loss on foreign currency transactions	(44,788,263)
Net change in unrealized appreciation/depreciation on investments	389,543,258
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(406,953)

Net loss on investments and foreign currency transactions	(178,048,016)

Net decrease in net assets resulting from operations	$(118,751,031)

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Trust
Third Avenue Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2009 (Unaudited)	For the Year Ended October 31, 2008

Operations:
Net investment income	$59,296,985	$178,357,426
Net realized gain (loss) on investments - unaffiliated issuers	(291,288,393)	310,169,640
Net realized loss on investments - affiliated issuers	(231,107,665)	(229,713,601)
Net realized loss on foreign currency transactions	(44,788,263)	(57,212,097)
Net change in unrealized appreciation/depreciation on investments	389,543,258	(5,519,047,090)
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(406,953)	(157,672)

Net decrease in net assets resulting from operations	(118,751,031)	(5,317,603,394)

Distributions:
Dividends to shareholders from net investment income	(25,874,983)	(290,328,131)
Distributions to shareholders from net realized gains	(140,630)	(81,601,076)

Decrease in net assets from distributions	(26,015,613)	(371,929,207)

Capital Share Transactions:
Proceeds from sale of shares	418,887,685	1,985,873,317
Net asset value of shares issued in reinvestment of dividends and distributions	23,455,860	335,108,496
Redemption fees	140,008	418,100
Cost of shares redeemed	(1,169,879,737)	(3,384,520,600)

Net decrease in net assets resulting from capital share transactions	(727,396,184)	(1,063,120,687)

Net decrease in net assets	(872,162,828)	(6,752,653,288)
Net assets at beginning of period	5,372,294,452	12,124,947,740

Net assets at end of period	$4,500,131,624	$5,372,294,452

The accompanying notes are an integral part of the financial statements.

8

Third Avenue Trust
Third Avenue Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2009 (Unaudited)	Years Ended October 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$35.16	$68.04	$60.29	$58.62	$48.16	$40.62

Income (loss) from investment operations:
Net investment income	0.43 @	1.01 @	1.52	2.40	0.60	0.16
Net gain (loss) on investment transactions (both realized and unrealized)	(0.54)[1]	(31.80)[1]	9.57 [1]	4.76 [1]	10.64 [1]	7.70 [1]

Total from investment operations	(0.11)	(30.79)	11.09	7.16	11.24	7.86

Less distributions:
Dividends from net investment income	(0.18)	(1.63)	(3.24)	(1.61)	(0.78)	(0.32)
Distributions from realized gains	— *	(0.46)	(0.10)	(3.88)	—	—

Total distributions	(0.18)	(2.09)	(3.34)	(5.49)	(0.78)	(0.32)

Net asset value, end of period	$34.87	$35.16	$68.04	$60.29	$58.62	$48.16

Total return	(0.21)%[2]	(46.52)%	19.25%	13.08%	23.55%	19.48%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,500,132	$5,372,294	$12,124,948	$9,275,574	$6,369,236	$3,797,964
Ratio of expenses to average net assets	1.16%[3]	1.11%	1.08%	1.08%	1.10%	1.12%
Ratio of net investment income to average net assets	2.75%[3]	1.89%	1.32%	2.83%	0.77%	0.34%
Portfolio turnover rate	2%[2]	17%	5%	7%	16%	8%

1	Includes redemption fees of less than $0.01 per share.

2	Not annualized.

3	Annualized.

@	Calculated based on the average number of shares outstanding during the period.

*	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

9

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Industry Diversification
at April 30, 2009

The summary of the Fund’s investments as of April 30, 2009 is as follows:
(Unaudited)

Holding Companies
U.S. Real Estate Operating Companies
Energy/Services
Oil & Gas
Non-U.S. Real Estate Operating Companies
Chemicals & Allied Products
Metals Manufacturing
Healthcare Services
Software
Electronics Components
Transportation
Agricultural
Forest Products & Paper
Securities Trading Services
Insurance & Reinsurance
Life Insurance
Industrial Equipment
Consumer Products
Other
Cash & Equivalents (Net)
Industry
0
5
10
15
% of Net Assets

The accompanying notes are an integral part of the financial statements.

10

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at April 30, 2009
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 4.76%

	Building & Construction - 0.78%
15,000,000	Ply Gem Industries, Inc., 11.750%, due 6/15/13	$8,775,000

	Financial Insurance - 1.31%
38,500,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (f) (g)	14,639,163

	Forest Products & Paper - 0.15%
2,179,800	TimberWest Forest Corp., 9.000%, due 2/11/14 (Canada)	1,711,800

	Oil & Gas - 1.09%
16,475,000	W & T Offshore, Inc., 8.250%, due 6/15/14 (f)	12,191,500

	Transportation - 1.43%
25,948,250	Saint Acquisition Term Loan B, 3.813%, due 5/16/14 (g)	15,941,956

	Total Corporate Debt Instruments (Cost $70,833,009)	53,259,419

U.S. Government Obligations - 0.99%
	U.S. Treasury Inflation Indexed Notes - 0.99%
10,000,000	U.S. Treasury Inflation Indexed Notes, 2.000%-2.125%, due 1/15/14-1/15/19	11,028,720

	Total U.S. Government Obligations (Cost $10,702,966)	11,028,720

Shares

Common Stocks & Warrants - 85.47%

	Aerospace & Defense - 0.14%
150,380	Herley Industries, Inc. (a)	1,554,929

	Agriculture - 3.27%
5,020,687	Viterra, Inc. (Canada) (a)	36,604,355

Shares		Value (Note 1)

	Chemicals & Allied Products - 6.67%
2,106,671	Lanxess AG (Germany)	$45,545,123
1,556,931	Westlake Chemical Corp.	29,114,610

		74,659,733

	Computer Peripherals - 1.68%
707,309	Imation Corp.	7,073,090
596,997	Lexmark International, Inc., Class A (a)	11,713,081

		18,786,171

	Consumer Products - 2.20%
810,492	JAKKS Pacific, Inc. (a)	10,252,724
1,379,185	K-Swiss, Inc., Class A (c)	13,847,017
279,839	Russ Berrie & Co., Inc. (a)	534,493

		24,634,234

	Diversified Media - 0.04%
332,156	Journal Communications, Inc., Class A	514,842

	Electronics Components - 3.43%
741,242	Bel Fuse, Inc., Class B (c)	11,993,296
971,965	Electronics for Imaging, Inc. (a)	9,544,696
820,175	Park Electrochemical Corp.	16,895,605

		38,433,597

	Energy/Services - 7.45%
1,215,028	Bristow Group, Inc. (a)	27,654,037
1,700,615	Bronco Drilling Co., Inc. (a) (c)	9,336,376
2,010,022	Pioneer Drilling Co. (a)	10,050,110
362,400	Precision Drilling Trust (Canada)	1,706,904
800,740	Tidewater, Inc.	34,632,005

		83,379,432

The accompanying notes are an integral part of the financial statements.

11

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks & Warrants (continued)

	Forest Products & Paper - 3.11%
1,520,700	Canfor Corp. (Canada) (a)	$6,537,494
21,530,352	Catalyst Paper Corp. (Canada) (a) (b) (c) (e)	4,420,461
1,708,906	Glatfelter	15,175,085
3,157,200	TimberWest Forest Corp. (Canada) (a)	8,678,133

		34,811,173

	Healthcare Services - 3.58%
3,221,822	Cross Country Healthcare, Inc. (a) (c)	28,384,252
595,980	Pharmaceutical Product Development, Inc.	11,687,168

		40,071,420

	Holding Companies - 8.17%
682,243	Ackermans & van Haaren NV (Belgium)	40,105,923
1,935,132	Brookfield Asset Management, Inc., Class A (Canada)	30,052,600
3,111,000	JZ Capital Partners, Ltd. (Guernsey)	1,794,887
495,300	Leucadia National Corp. (a)	10,515,219
158,571,369	PYI Corp., Ltd. (Hong Kong)[1] (a) (c)	9,002,704
9,556,561	PYI Corp., Ltd. Warrants, expires 9/25/09 (Hong Kong)[1] (a)	27,128

		91,498,461

	Industrial Equipment - 2.36%
276,674	Alamo Group, Inc.	3,115,349
2,559,619	Wacker Neuson SE (Germany)	23,367,784

		26,483,133

	Insurance & Reinsurance - 2.40%
190,022	Arch Capital Group, Ltd. (Bermuda) (a)	10,979,471
52,674	E-L Financial Corp., Ltd. (Canada)	15,891,366

		26,870,837

Shares		Value (Note 1)

	Life Insurance - 2.40%
81,883	FBL Financial Group, Inc., Class A	$470,827
231,681	National Western Life Insurance Co., Class A (c)	26,386,149

		26,856,976

	Metals Manufacturing - 5.24%
1,557,029	Encore Wire Corp. (c)	34,005,513
836,637	Kaiser Aluminum Corp.	24,714,257

		58,719,770

	Non-U.S. Real Estate Investment Trusts - 1.08%
971,243	Derwent London PLC (United Kingdom)	12,047,683

	Non-U.S. Real Estate Operating Companies - 6.80%
5,274,600	Parco Co., Ltd. (Japan) (c)	35,941,302
9,698,000	Sapporo Holdings, Ltd. (Japan)	40,219,854

		76,161,156

	Oil & Gas - 5.72%
1,175,806	Cimarex Energy Co.	31,629,181
1,814,540	St. Mary Land & Exploration Co.	32,425,830

		64,055,011

	Retail - 0.86%
890,828	Haverty Furniture Cos., Inc. (a) (c)	9,665,484

	Securities Trading Services - 2.43%
1,193,356	Investment Technology Group, Inc. (a)	27,184,650

	Semiconductor Equipment Manufacturers & Related - 1.53%
98,728	Coherent, Inc. (a)	1,875,832
1,774,506	Electro Scientific Industries, Inc. (a) (c)	15,260,752

		17,136,584

The accompanying notes are an integral part of the financial statements.

12

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks & Warrants (continued)

	Software - 3.44%
1,766,760	Synopsys, Inc. (a)	$38,480,033

	Telecommunications Equipment - 1.96%
3,608,140	Sycamore Networks, Inc. (a)	10,644,013
2,154,223	Tellabs, Inc. (a)	11,288,129

		21,932,142

	Transportation - 1.99%
742,663	Genesee & Wyoming, Inc., Class A (a)	22,279,890

	U.S. Real Estate Operating Companies - 7.52%
1,426,839	Alexander & Baldwin, Inc.	38,010,991
269,014	Alico, Inc.	7,136,941
322,646	Tejon Ranch Co. (a)	7,485,387
1,080,002	Vail Resorts, Inc. (a)	31,536,058

		84,169,377

	Total Common Stocks & Warrants (Cost $1,269,728,829)	956,991,073

Investment Amount ($)

Limited Partnerships - 0.14%

	Holding Companies - 0.14%
1,000,000	AP Alternative Assets, L.P. (Guernsey) (b)	1,615,000

	Total Limited Partnerships (Cost $20,000,000)	1,615,000

Notional Amount ($)		Value (Note 1)

Purchased Options - 0.78%

	Foreign Currency Put Options - 0.78%
75,000,000	Euro Currency, Strike 1.435 Euro, expires 7/15/09	$6,076,275
75,000,000	Japan Currency, Strike 100 Yen, expires 2/22/10	2,633,775

	Total Purchased Options (Cost $3,380,625)	8,710,050

Principal Amount ($)

Short Term Investments - 7.37%

	Repurchase Agreement - 2.91%
32,573,875	JPMorgan Securities, Inc., 0.12%, dated 4/30/09, due 5/1/09 (d)	32,573,875

	U.S. Government Obligations - 4.46%
50,000,000	U.S. Treasury Bills, 0.11%-0.98%†, due 5/7/09-7/30/09	49,987,506

	Total Short Term Investments (Cost $82,562,675)	82,561,381

	Total Investment Portfolio - 99.51% (Cost $1,457,208,104)	1,114,165,643

	Other Assets less Liabilities - 0.49%	5,517,766

	NET ASSETS - 100.00%
	(Applicable to 79,349,858 shares outstanding)	$1,119,683,409

The accompanying notes are an integral part of the financial statements.

13

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2009
(Unaudited)

Notes:

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Repurchase agreement collateralized by U.S. Treasury Bonds, par value $26,170,000, due 2/15/21-2/15/26, value $33,520,499.

(e)	Security is subject to restrictions on resale.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(g)	Variable rate security.

†	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

The aggregate cost is $1,457,208,104.

The aggregate gross unrealized appreciation is $83,079,091.

The aggregate gross unrealized depreciation is $(426,121,552).

Country Concentration

% of Net Assets

United States	70.37%
Canada	9.43
Japan	6.80
Germany	6.16
Belgium	3.58
United Kingdom	1.08
Bermuda	0.98
Hong Kong	0.81
Guernsey	0.30

Total	99.51%

The accompanying notes are an integral part of the financial statements.

14

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Assets and Liabilities
April 30, 2009
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $1,109,139,212)	$915,922,337
Affiliated issuers (cost of $348,068,892)	198,243,306

Total investments (cost of $1,457,208,104)	1,114,165,643
Receivable for securities sold	4,532,474
Dividends and interest receivable	4,189,626
Receivable for fund shares sold	1,470,453
Other receivables	903,283
Other assets	48,920

Total assets	1,125,310,399

Liabilities:
Payable for fund shares redeemed	2,992,063
Payable for securities purchased	1,421,990
Payable to investment adviser	797,989
Accounts payable and accrued expenses	270,093
Payable for other shareholder servicing fees (Note 3)	129,878
Payable to trustees	14,977

Total liabilities	5,626,990

Net assets	$1,119,683,409

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 79,349,858 shares outstanding	$1,548,564,403
Accumulated distributions in excess of net investment income	(3,671,499)
Accumulated net realized losses from investments and foreign currency transactions	(82,157,905)
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(343,051,590)

Net assets applicable to capital shares outstanding	$1,119,683,409

Net asset value, offering and redemption price per share	$14.11

The accompanying notes are an integral part of the financial statements.

15

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2009
(Unaudited)

Investment Income:
Interest	$6,008,431
Dividends - unaffiliated issuers (net of foreign withholding tax of $196,377)	4,575,833
Dividends - affiliated issuers (net of foreign withholding tax of $31,199) (Note 4)	3,568,436
Other income	4,792

Total investment income	14,157,492

Expenses:
Investment advisory fees (Note 3)	4,971,024
Other shareholder servicing fees (Note 3)	538,644
Transfer agent fees	279,280
Reports to shareholders	136,527
Accounting fees	57,996
Trustees’ and officers’ fees and expenses	47,265
Legal fees	43,623
Auditing and tax consulting fees	36,737
Administration fees (Note 3)	30,310
Custodian fees	25,700
Insurance expenses	17,074
Registration and filing fees	13,538
Miscellaneous expenses	10,464

Total expenses	6,208,182

Net investment income	7,949,310

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized loss on investments - unaffiliated issuers	(70,748,249)
Net realized loss on investments - affiliated issuers	(9,002,025)
Net realized loss on foreign currency transactions	(350,113)
Net change in unrealized appreciation/depreciation on investments	(79,835,362)
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	10,599

Net loss on investments and foreign currency transactions	(159,925,150)

Net decrease in net assets resulting from operations	$(151,975,840)

The accompanying notes are an integral part of the financial statements.

16

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2009 (Unaudited)	For the Year Ended October 31, 2008

Operations:
Net investment income	$7,949,310	$7,483,798
Net realized gain (loss) on investments - unaffiliated issuers	(70,748,249)	61,036,553
Net realized loss on investments - affiliated issuers	(9,002,025)	(17,871,917)
Net realized loss on foreign currency transactions	(350,113)	(668,996)
Net change in unrealized appreciation/depreciation on investments	(79,835,362)	(760,276,987)
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	10,599	(20,813)

Net decrease in net assets resulting from operations	(151,975,840)	(710,318,362)

Distributions:
Dividends to shareholders from net investment income	(9,338,401)	(17,712,366)
Distributions to shareholders from net realized gains	(42,988,851)	(196,097,335)

Decrease in net assets from distributions	(52,327,252)	(213,809,701)

Capital Share Transactions:
Proceeds from sale of shares	143,013,326	364,707,732
Net asset value of shares issued in reinvestment of dividends and distributions	50,120,136	201,197,690
Redemption fees	195,265	251,711
Cost of shares redeemed	(242,082,624)	(514,630,600)

Net increase (decrease) in net assets resulting from capital share transactions	(48,753,897)	51,526,533

Net decrease in net assets	(253,056,989)	(872,601,530)
Net assets at beginning of period	1,372,740,398	2,245,341,928

Net assets at end of period	$1,119,683,409	$1,372,740,398

The accompanying notes are an integral part of the financial statements.

17

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2009 (Unaudited)
		Years Ended October 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.45	$27.66	$26.54	$24.23	$20.98	$18.02

Income (loss) from investment operations:
Net investment income	0.10 @	0.09 @	0.27	0.44	0.17	0.05
Net gain (loss) on investment transactions (both realized and unrealized)	(1.79)[1]	(8.58)[1]	2.27 [1]	2.50 [1]	3.25 [2]	3.02 [2]

Total from investment operations	(1.69)	(8.49)	2.54	2.94	3.42	3.07

Less distributions:
Dividends from net investment income	(0.12)	(0.23)	(0.43)	(0.30)	(0.09)	(0.03)
Distributions from realized gains	(0.53)	(2.49)	(0.99)	(0.33)	(0.08)	(0.08)

Total distributions	(0.65)	(2.72)	(1.42)	(0.63)	(0.17)	(0.11)

Net asset value, end of period	$14.11	$16.45	$27.66	$26.54	$24.23	$20.98

Total return	(10.15)%[3]	(33.50)%	9.93%	12.33%	16.36%	17.11%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,119,683	$1,372,740	$2,245,342	$2,409,624	$1,873,516	$956,945
Ratio of expenses to average net assets	1.12%[4]	1.10%	1.09%	1.09%	1.13%	1.14%
Ratio of net investment income to average net assets	1.44%[4]	0.40%	0.95%	1.67%	0.80%	0.28%
Portfolio turnover rate	11%[3]	46%	27%	15%	11%	10%

[1]	Includes redemption fees of less than $0.01 per share.

[2]	Includes redemption fees of $0.01 per share.

[3]	Not annualized.

[4]	Annualized.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

18

Third Avenue Trust
Third Avenue Real Estate Value Fund
Industry Diversification
at April 30, 2009

The summary of the Fund’s investments as of April 30, 2009 is as follows:
(Unaudited)

Industry
Non-U.S. Real Estate Operating Companies
U.S. Real Estate Operating Companies
U.S. Real Estate Investment Trusts
Non-U.S. Real Estate Investment Trusts
Land Development
Non-U.S. Real Estate Consulting/Management
Cash & Equivalents (Net)
0
5
10
15
20
25
30
35
40
45
% of Net Assets

The accompanying notes are an integral part of the financial statements.

19

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at April 30, 2009
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 14.51%

	Land Development - 2.14%
744,528	Landsource Communities Development (Revolver), 0.750%, due 5/31/09 (f)	$704,820
2,255,472	Landsource Communities Development (Revolver), 9.500%, due 5/31/09 (f)	2,135,181
95,374,683	Landsource Communities Development Term Loan B, PIK, 8.250%, due 5/31/09 (f)	18,836,500

		21,676,501

	Non-U.S. Real Estate Operating Companies - 1.45%
16,215,000	Brookfield Asset Management, Inc., 7.125%, due 6/15/12 (Canada)	14,611,174

	U.S. Real Estate Investment Trusts - 7.97%
16,500,000	Brandywine Operating Partnership L.P., 3.875%, due 10/15/26	12,705,000
	Developers Diversified Realty Corp.:
10,000,000	3.500%, due 8/15/11	5,750,000
20,000,000	3.000%, due 3/15/12	10,900,000
25,000,000	Macerich Co. (The), 3.250%, due 3/15/12 (d)	17,718,750
10,000,000	Macerich Partnership L.P. Term Loan, 1.935%, due 4/26/10 (f)	7,750,000
	ProLogis:
14,000,000	2.250%, due 4/1/37	10,062,500
19,929,000	1.875%, due 11/15/37	12,580,181
5,000,000	2.625%, due 5/15/38	3,218,750

		80,685,181

Principal Amount ($)		Value (Note 1)

	U.S. Real Estate Operating Companies - 2.95%
18,200,000	Forest City Enterprises, Inc., 3.625%, due 10/15/11	$11,238,500
383,500	Forest City Enterprises, Inc., $25 par, 7.375%, due 2/1/34	3,858,010
13,000,000	General Growth Properties Term Loan A, 5.250%, due 2/24/10* (f)	4,371,250
19,400,000	LNR Property Corp. Term Loan B, 4.000%, due 7/12/11 (f)	10,359,600

		29,827,360

	Total Corporate Debt Instruments (Cost $175,387,293)	146,800,216

Shares

Preferred Stocks - 0.27%

	U.S. Real Estate Investment Trusts - 0.27%
125,000	RAIT Financial Trust, 7.750% Series A	918,750
250,000	RAIT Financial Trust, 8.375% Series B	1,861,250

	Total Preferred Stocks (Cost $9,375,000)	2,780,000

Common Stocks - 74.40%
	Non-U.S. Real Estate Consulting/ Management - 1.36%
3,309,535	Savills PLC (United Kingdom)	13,757,701

The accompanying notes are an integral part of the financial statements.

20

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)

	Non-U.S. Real Estate Investment Trusts - 11.68%
5,521,808	British Land Co. PLC (United Kingdom)	$35,186,751
2,770,168	Derwent London PLC (United Kingdom)	34,362,263
10,400,712	Hammerson PLC (United Kingdom)	48,697,802

		118,246,816

	Non-U.S. Real Estate Operating Companies - 39.97%
3,673,126	Brookfield Asset Management, Inc., Class A (Canada)	57,043,647
26,128,500	Capitaland, Ltd. (Singapore)	48,709,666
3,362,300	Daibiru Corp. (Japan)	23,319,947
16,700,000	Hang Lung Properties, Ltd. (Hong Kong)	47,513,887
14,423,000	Henderson Land Development Co., Ltd. (Hong Kong)	67,927,239
5,701,000	Hongkong Land Holdings, Ltd. (Hong Kong)[1]	14,252,500
1,059,500	Killam Properties, Inc. (Canada)	4,616,945
2,300,000	Mitsubishi Estate Co., Ltd. (Japan)	29,921,923
2,300,000	Mitsui Fudosan Co., Ltd. (Japan)	28,825,796
2,128,300	Parco Co., Ltd. (Japan)	14,502,308
5,467,268	Quintain Estates & Development PLC (United Kingdom) (a)	3,012,792
26,015,500	Wheelock & Co., Ltd. (Hong Kong)	56,394,526
20,845,000	Wheelock Properties, Ltd. (Hong Kong)	8,391,739

		404,432,915

Shares		Value (Note 1)

	U.S. Real Estate Investment Trusts - 7.88%
451,509	Associated Estates Realty Corp.	$2,505,875
1,600,000	Kimco Realty Corp. (g)	19,232,000
1,823,592	ProLogis (g)	16,612,923
845,838	Vornado Realty Trust	41,353,020

		79,703,818

	U.S. Real Estate Operating Companies - 13.51%
500,500	Consolidated-Tomoka Land Co. (c)	17,412,395
12,982,327	FNC Realty Corp. (a) (b) (c)	5,063,108
7,192,223	Forest City Enterprises, Inc., Class A (a) (c)	60,630,440
1,228,228	St. Joe Co. (The) (a)	30,558,313
785,584	Tejon Ranch Co. (a)	18,225,549
2,411,373	Thomas Properties Group, Inc. (c)	4,846,860

		136,736,665

	Total Common Stocks (Cost $1,008,966,565)	752,877,915

Principal Amount ($)

Short Term Investments - 11.80%

	Repurchase Agreement - 5.38%
54,399,719	JPMorgan Securities, Inc., 0.12%, dated 4/30/09, due 5/1/09 (e)	54,399,719

The accompanying notes are an integral part of the financial statements.

21

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2009
(Unaudited)

Principal Amount ($)		Value (Note 1)

Short Term Investments (continued)

	U.S. Government Obligations - 6.42%
65,000,000	U.S. Treasury Bills, 0.03%-0.11%†, due 5/28/09-7/30/09 (g)	$64,990,665

	Total Short Term Investments (Cost $119,391,678)	119,390,384

	Total Investment Portfolio - 100.98% (Cost $1,313,120,536)	1,021,848,515

	Liabilities in excess of Other Assets - (0.98%)	(9,954,442)

	NET ASSETS - 100.00%
	(Applicable to 67,803,476 shares outstanding)	$1,011,894,073

Notes:

PIK:	Payment-in-kind.

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Repurchase agreement collateralized by U.S. Treasury Bond, par value $44,540,000, due 2/15/26, value $55,978,166.

(f)	Variable rate security.

(g)	A portion of this security is segregated for future fund commitments or written options.

*	Issuer in bankruptcy.

†	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

The aggregate cost is $1,313,120,536.

The aggregate gross unrealized appreciation is $113,399,445.

The aggregate gross unrealized depreciation is $(404,671,466).

Country Concentration

% of Net Assets

United States	46.53%
Hong Kong	19.22
United Kingdom	13.34
Japan	9.54
Canada	7.54
Singapore	4.81

Total	100.98%

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value

16,000	Kimco Realty Corp., Call	6/20/09	$12.50	$2,080,000
11,190	ProLogis, Call	6/20/09	10.00	839,250

	Total Written Options (Premiums received $3,083,600)			$2,919,250

The accompanying notes are an integral part of the financial statements.

22

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Assets and Liabilities
April 30, 2009
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $1,054,914,586)	$879,495,993
Affiliated issuers (cost of $203,806,231)	87,952,803
Repurchase agreements (cost of $54,399,719)	54,399,719

Total investments (cost of $1,313,120,536)	1,021,848,515
Foreign currency at value (cost of $1,024,464)	1,039,949
Dividends and interest receivable	6,154,007
Receivable for fund shares sold	1,571,725
Receivable for securities sold	470,080
Other assets	38,646

Total assets	1,031,122,922

Liabilities:
Payable for securities purchased	12,496,795
Written options, at value (premiums received $3,083,600)	2,919,250
Payable for fund shares redeemed	2,542,686
Payable to investment adviser	712,669
Accounts payable and accrued expenses	375,017
Payable for other shareholder servicing fees (Note 3)	169,220
Payable to trustees	13,212

Total liabilities	19,228,849

Net assets	$1,011,894,073

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 67,803,476 shares outstanding	$1,476,241,218
Accumulated distributions in excess of net investment income	(13,727,706)
Accumulated net realized losses from investments and foreign currency transactions	(159,521,564)
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(291,097,875)

Net assets applicable to capital shares outstanding	$1,011,894,073

Net asset value, offering and redemption price per share	$14.92

The accompanying notes are an integral part of the financial statements.

23

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Operations
For the Six Months Ended April 30, 2009
(Unaudited)

Investment Income:
Interest	$16,698,777
Dividends - unaffiliated issuers (net of foreign withholding tax of $534,893)	11,294,246
Dividends - affiliated issuers (net of foreign witholding tax of $57,372) (Note 4)	1,175,411
Other income	7,619

Total investment income	29,176,053

Expenses:
Investment advisory fees (Note 3)	4,365,986
Other shareholder servicing fees (Note 3)	657,918
Transfer agent fees	286,871
Reports to shareholders	167,213
Custodian fees	97,803
Trustees’ and officers’ fees and expenses	56,588
Accounting fees	55,746
Registration and filing fees	41,788
Auditing and tax consulting fees	35,161
Administration fees (Note 3)	26,453
Insurance expenses	17,515
Legal fees	15,851
Miscellaneous expenses	3,778

Total expenses	5,828,671

Net investment income	23,347,382

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized loss on investments - unaffiliated issuers	(128,380,801)
Net realized loss on investments - affiliated issuers	(1,776,513)
Net realized loss on foreign currency transactions	(295,591)
Net change in unrealized appreciation/depreciation on investments	20,474,659
Net change in unrealized appreciation/depreciation on written options	164,350
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	256,917

Net loss on investments and foreign currency transactions	(109,556,979)

Net decrease in net assets resulting from operations	$(86,209,597)

The accompanying notes are an integral part of the financial statements.

24

Third Avenue Trust
Third Avenue Real Estate Value Fund Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2009 (Unaudited)	For the Year Ended October 31, 2008

Operations:
Net investment income	$23,347,382	$26,614,568
Net realized loss on investments - unaffiliated issuers	(128,380,801)	(14,544,373)
Net realized loss on investments - affiliated issuers	(1,776,513)	(5,688,089)
Net realized loss on foreign currency transactions	(295,591)	(1,367,341)
Net change in unrealized appreciation/depreciation on investments	20,474,659	(1,288,421,810)
Net change in unrealized appreciation/depreciation on written options	164,350	—
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	256,917	(240,791)

Net decrease in net assets resulting from operations	(86,209,597)	(1,283,647,836)

Distributions:
Dividends to shareholders from net investment income	(30,750,203)	(47,040,347)
Distributions to shareholders from net realized gains	—	(257,482,272)

Decrease in net assets from distributions	(30,750,203)	(304,522,619)

Capital Share Transactions:
Proceeds from sale of shares	115,935,326	501,292,813
Net asset value of shares issued in reinvestment of dividends and distributions	29,624,647	290,987,347
Redemption fees	360,821	976,868
Cost of shares redeemed	(272,697,159)	(884,164,579)

Net decrease in net assets resulting from capital share transactions	(126,776,365)	(90,907,551)

Net decrease in net assets	(243,736,165)	(1,679,078,006)
Net assets at beginning of period	1,255,630,238	2,934,708,244

Net assets at end of period	$1,011,894,073	$1,255,630,238

The accompanying notes are an integral part of the financial statements.

25

Third Avenue Trust
Third Avenue Real Estate Value Fund Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2009 (Unaudited)
		Years Ended October 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.21	$35.47	$36.34	$29.41	$25.47	$20.17

Income (loss) from investment operations:
Net investment income	0.33 @	0.31 @	0.85	0.32	0.33	0.06
Net gain (loss) on investment transactions (both realized and unrealized)	(1.19)[1]	(15.72)[1]	1.80 [2]	8.08 [1]	4.05 [2]	5.77 [2]

Total from investment operations	(0.86)	(15.41)	2.65	8.40	4.38	5.83

Less distributions:
Dividends from net investment income	(0.43)	(0.60)	(0.89)	(0.44)	(0.18)	(0.45)
Distributions from realized gains	—	(3.25)	(2.63)	(1.03)	(0.26)	(0.08)

Total distributions	(0.43)	(3.85)	(3.52)	(1.47)	(0.44)	(0.53)

Net asset value, end of period	$14.92	$16.21	$35.47	$36.34	$29.41	$25.47

Total return	(5.22)%[3]	(47.87)%	7.68%	29.78%	17.36%	29.47%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,011,894	$1,255,630	$2,934,708	$3,139,784	$2,873,769	$1,693,294
Ratio of expenses to average net assets	1.20%[4]	1.12%	1.10%	1.11%	1.14%	1.15%
Ratio of net investment income to average net assets	4.81%[4]	1.22%	1.14%	0.80%	1.15%	0.47%
Portfolio turnover rate	16%[3]	34%	19%	10%	13%	8%

[1]	Includes redemption fees of $0.01 per share.

[2]	Includes redemption fees of $0.02 per share.

[3]	Not annualized.

[4]	Annualized.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

26

Third Avenue Trust
Third Avenue International Value Fund Industry Diversification at April 30, 2009

The summary of the Fund’s investments as of April 30, 2009 is as follows:
(Unaudited)

The accompanying notes are an integral part of the financial statements.

27

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at April 30, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants - 90.23%

	Advertising - 2.27%
1,312,400	Asatsu-DK, Inc. (Japan)	$22,676,228

	Agriculture - 11.78%
10,303,872	ABB Grain, Ltd. (Australia) (c)	65,298,226
155,356	United International Enterprises, Ltd. (Denmark)[1]	7,864,520
6,136,664	Viterra, Inc. (Canada) (a)	44,740,616

		117,903,362

	Building & Construction Products/Services - 0.42%
10,482,120	Tenon, Ltd. (New Zealand) (a) (c)	4,210,112

	Corporate Services - 0.70%
22,522,784	Boardroom, Ltd. (Singapore) (c)	6,997,961

	Diversified Operations - 6.63%
1,635,342	Antarchile S.A. (Chile)	21,167,383
5,371,200	Hutchison Whampoa, Ltd. (Hong Kong)	31,880,465
344,189	Lundbergforetagen AB, Class B (Sweden)	13,306,579

		66,354,427

	Electronics Components - 5.10%
21,919,300	WBL Corp., Ltd. (Singapore) (c)	51,078,409

	Food & Beverage - 0.21%
4,712,000	Vitasoy International Holdings, Ltd. (Hong Kong)	2,127,986

	Forest Products & Paper - 3.73%
60,271,095	Catalyst Paper Corp. (Canada) (a) (b) (c) (e)	12,374,439
12,000,000	Catalyst Paper Corp. (Canada) (a) (b) (c) (e) (f)	2,463,756
44,893,185	Rubicon, Ltd. (New Zealand) (a) (c)	18,539,135
112,956	Weyerhaeuser Co.	3,982,829

		37,360,159

Shares		Value (Note 1)

	Holding Companies - 11.73%
761,561	Compagnie Nationale a Portefeuille (Belgium)	$36,889,056
3,815,400	Guoco Group, Ltd. (Hong Kong) [2]	23,483,020
1,270,888	Leucadia National Corp. (a)	26,980,952
680,000	LG Corp. (South Korea)	30,051,442

		117,404,470

	Insurance - 15.63%
297,027	Allianz SE (Germany)	27,407,599
13,249,502	BRIT Insurance Holdings PLC (United Kingdom)	36,310,343
1,158,611	Montpelier Re Holdings, Ltd. (Bermuda)	14,436,293
243,689	Munich Re (Germany)	33,735,353
1,451,773	Sampo Oyj, Class A (Finland)	27,333,593
654,800	Tokio Marine Holdings, Inc. (Japan)	17,229,832

		156,453,013

	Metals & Mining - 2.97%
1,536,132	Dundee Precious Metals, Inc. (Canada) (a) (c)	2,188,406
5,745,000	Dundee Precious Metals, Inc. (Canada) (a) (c) (f)	8,184,446
512,500	Dundee Precious Metals, Inc. Warrants, expires 6/29/12 (Canada) (a) (e)	60,127
2,360,000	Dundee Precious Metals, Inc. Warrants, expires 11/20/15 (Canada) (a) (e)	1,226,180
448,956	Newmont Mining Corp.	18,065,990

		29,725,149

The accompanying notes are an integral part of the financial statements.

28

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at April 30, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants (continued)

	Non-U.S. Real Estate Operating Companies - 6.39%
2,735,600	Daibiru Corp. (Japan)	$18,973,336
95,915,023	GuocoLeisure, Ltd. (Singapore)[2] (c)	20,731,380
4,612,000	Liu Chong Hing Investment, Ltd. (Hong Kong)	2,201,844
1,760,000	Mitsui Fudosan Co., Ltd. (Japan)	22,058,000

		63,964,560

	Oil & Gas Production & Services - 1.47%
320,707	EnCana Corp. (Canada)	14,665,931

	Other Financial - 5.29%
90,231,000	Yuanta Financial Holding Co., Ltd. (Taiwan)	52,927,008

	Pharmaceuticals - 4.54%
1,009,880	GlaxoSmithKline PLC (United Kingdom)	15,671,762
514,600	Sanofi-Aventis SA (France)	29,801,590

		45,473,352

	Securities Brokerage - 0.03%
6,800,400	Asia Plus Securities Public Co., Ltd. (Thailand)	260,183

	Technology - Hardware - 3.18%
84,824,750	United Microelectronics Corp. (Taiwan)	31,802,709

	Telecommunications - 5.30%
49,496,693	Netia S.A. (Poland) (a) (c)	52,985,919

	Transportation - 2.86%
5,233,000	Seino Holdings Co., Ltd. (Japan)	28,600,558

	Total Common Stocks and Warrants (Cost $1,265,671,051)	902,971,496

Notional Amount ($)		Value (Note 1)

Purchased Options - 0.56%

	Foreign Currency Put Options - 0.56%
75,000,000	Euro Currency, Strike 1.260 Euro, expires 2/1/10	$2,097,750
75,000,000	Japan Currency, Strike 98 Yen, expires 2/22/10	3,443,400

	Total Purchased Options (Cost $7,291,875)	5,541,150

Principal Amount ($)

Short Term Investments - 8.49%

	Repurchase Agreement - 3.49%
34,959,520	JPMorgan Securities, Inc., 0.12%, dated 4/30/09, due 5/1/09 (d)	34,959,520

	U.S. Government Obligations - 5.00%
50,000,000	U.S. Treasury Bills, 0.03%-0.11%†, due 5/28/09-7/30/09	49,992,576

	Total Short Term Investments (Cost $84,953,131)	84,952,096

	Total Investment Portfolio - 99.28% (Cost $1,357,916,057)	993,464,742
	Other Assets less Liabilities - 0.72%	7,252,966

	NET ASSETS - 100.00%
	(Applicable to 84,376,161 shares outstanding)	$1,000,717,708

The accompanying notes are an integral part of the financial statements.

29

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at April 30, 2009
(Unaudited)

Notes:

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Repurchase agreement collateralized by U.S. Treasury Bonds, par value $26,000,000, due 2/15/21-8/15/25, value $35,980,031.

(e)	Security is subject to restrictions on resale.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

†	Annualized yield at date of purchase.

[1]	Incorporated in Bahamas.

[2]	Incorporated in Bermuda.

The aggregate cost is $1,357,916,057.

The aggregate gross unrealized appreciation is $44,492,565.

The aggregate gross unrealized depreciation is $(408,943,880).

Country Concentration

% of Net Assets

United States*	13.94%
Japan	10.95
Canada	8.58
Taiwan	8.47
Singapore	7.88
Australia	6.53
Germany	6.11
Hong Kong	5.96
Poland	5.29
United Kingdom	5.19
Belgium	3.69
South Korea	3.00
France	2.98
Finland	2.73
New Zealand	2.27
Chile	2.12
Bermuda	1.44
Sweden	1.33
Denmark	0.79
Thailand	0.03

Total	99.28%

* Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

30

Third Avenue Trust
Third Avenue International Value Fund
Statement of Assets and Liabilities
April 30, 2009
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $915,804,901)	$748,412,553
Affiliated issuers (cost of $442,111,156)	245,052,189

Total investments (cost of $1,357,916,057)	993,464,742
Foreign currency at value (cost of $4,116,942)	4,265,276
Dividends and interest receivable	4,282,776
Receivable for fund shares sold	981,464
Receivable for securities sold	597,889
Other assets	84,434

Total assets	1,003,676,581

Liabilities:
Payable for fund shares redeemed	1,595,272
Payable to investment adviser	978,758
Accounts payable and accrued expenses	258,531
Payable for other shareholder servicing fees (Note 3)	113,436
Payable to trustees	12,876

Total liabilities	2,958,873

Net assets	$1,000,717,708

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 84,376,161 shares outstanding	$1,556,069,187
Accumulated distributions in excess of net investment income	(17,717,015)
Accumulated net realized losses from investments and foreign currency transactions	(173,301,104)
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(364,333,360)

Net assets applicable to capital shares outstanding	$1,000,717,708

Net asset value, offering and redemption price per share	$11.86

The accompanying notes are an integral part of the financial statements.

31

Third Avenue Trust
Third Avenue International Value Fund
Statement of Operations
For the Six Months Ended April 30, 2009
(Unaudited)

Investment Income:
Interest	$111,306
Dividends - unaffiliated issuers (net of foreign withholding tax of $1,466,644)	12,506,263
Dividends - affiliated issuers (Note 4)	1,961,335
Other income	1,992

Total investment income	14,580,896

Expenses:
Investment advisory fees (Note 3)	6,019,233
Other shareholder servicing fees (Note 3)	454,254
Custodian fees	202,799
Transfer agent fees	187,423
Reports to shareholders	125,696
Accounting fees	66,714
Legal fees	49,874
Trustees’ and officers’ fees and expenses	46,421
Auditing and tax consulting fees	37,391
Administration fees (Note 3)	25,247
Registration and filing fees	24,541
Insurance expenses	15,512
Miscellaneous expenses	5,750

Total expenses	7,260,855

Net investment income	7,320,041

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized loss on investments - unaffiliated issuers	(145,867,674)
Net realized loss on investments - affiliated issuers	(27,170,374)
Net realized loss on foreign currency transactions	(244,121)
Net change in unrealized appreciation/depreciation on investments	198,316,169
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	54,729

Net gain on investments and foreign currency transactions	25,088,729

Net increase in net assets resulting from operations	$32,408,770

The accompanying notes are an integral part of the financial statements.

32

Third Avenue Trust
Third Avenue International Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2009 (Unaudited)	For the Year Ended October 31, 2008

Operations:
Net investment income	$7,320,041	$10,629,103
Net realized gain (loss) on investments - unaffiliated issuers	(145,867,674)	46,169,490
Net realized gain (loss) on investments - affiliated issuers	(27,170,374)	1,733,777
Net realized loss on foreign currency transactions	(244,121)	(845,386)
Net change in unrealized appreciation/depreciation on investments	198,316,169	(1,008,947,211)
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	54,729	262,489

Net increase (decrease) in net assets resulting from operations	32,408,770	(950,997,738)

Distributions:
Dividends to shareholders from net investment income	(2,220,051)	(70,394,976)
Distributions to shareholders from net realized gains	(12,609,922)	(276,878,807)

Decrease in net assets from distributions	(14,829,973)	(347,273,783)

Capital Share Transactions:
Proceeds from sale of shares	138,415,450	467,790,421
Net asset value of shares issued in reinvestment of dividends and distributions	13,828,304	313,575,613
Redemption fees	504,384	1,152,956
Cost of shares redeemed	(238,917,442)	(743,522,596)

Net increase (decrease) in net assets resulting from capital share transactions	(86,169,304)	38,996,394

Net decrease in net assets	(68,590,507)	(1,259,275,127)
Net assets at beginning of period	1,069,308,215	2,328,583,342

Net assets at end of period	$1,000,717,708	$1,069,308,215

The accompanying notes are an integral part of the financial statements.

33

Third Avenue Trust
Third Avenue International Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2009 (Unaudited)
		Years Ended October 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.51	$25.01	$23.77	$20.40	$17.17	$13.49

Income (loss) from Investment Operations:
Net investment income	0.08 @	0.10 @	0.37	0.86 †	0.30	0.25
Net gain (loss) on investment transactions (both realized and unrealized)	0.44 [2]	(9.76)[2]	3.69 [3]	3.07 [1]	3.15 [1]	3.73 [1]

Total from investment operations	0.52	(9.66)	4.06	3.93	3.45	3.98

Less distributions:
Dividends from net investment income	(0.03)	(0.78)	(1.08)	(0.46)	(0.22)	(0.30)
Distributions from realized gains	(0.14)	(3.06)	(1.74)	(0.10)	—	—

Total distributions	(0.17)	(3.84)	(2.82)	(0.56)	(0.22)	(0.30)

Net asset value, end of period	$11.86	$11.51	$25.01	$23.77	$20.40	$17.17

Total return	4.60%[4]	(44.31)%	18.86%	19.63%	20.24%	29.95%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,000,718	$1,069,308	$2,328,583	$2,357,644	$1,934,959	$437,361
Ratio of expenses to average net assets
Before expense reimbursement/recovery	1.51%[5]	1.48%	1.45%	1.45%	1.52%	1.58%
After expense reimbursement/recovery	N/A	N/A	N/A	N/A	1.53%	1.75%
Ratio of net investment income to average net assets
Before expense reimbursement/recovery	1.52%[5]	0.57%	1.48%	3.25%†	1.19%	0.75%
After expense reimbursement/recovery	N/A	N/A	N/A	N/A	1.18%	0.58%
Portfolio turnover rate	12%[4]	30%	23%	34%	3%	11%

[1]	Includes redemption fees of $0.02 per share.

[2]	Includes redemption fees of $0.01 per share.

[3]	Includes redemption fees of less than $0.01 per share.

[4]	Not annualized.

[5]	Annualized.

†

Investment income per share reflects a special dividend which amounted to $0.22 per share. Excluding this special dividend, the ratio of net investment income to average net assets would have been 2.25%.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

34

Third Avenue Trust
Notes to Financial Statements
April 30, 2009
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives of long-term capital appreciation by adhering to a strict value discipline when selecting securities. While the Funds pursue a capital appreciation objective, each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies believed to be without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities) that the Adviser believes are undervalued.

Third Avenue Small-Cap Value Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities) that the Adviser believes are undervalued. Under normal circumstances, the Fund expects to invest at least 80% of its assets in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data).

Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective by investing at least 80% of its assets in a securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of investment (“real estate companies”). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also invest a portion of its assets in debt securities (which may include high-yield, distressed and mortgage-backed securities) of real estate companies or loans secured by real estate that the Adviser believes have above-average yield potential.

Third Avenue International Value Fund seeks to achieve its objective by primarily acquiring equity securities, including common stocks and convertible securities, of well-financed companies located outside of the United States. While

35

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets will be invested in securities of issuers located outside of the United States at the time of investment.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when the Funds will have significant cash positions. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds’ net asset values are calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Funds’ Valuation Committee as authorized by the Board of the Funds, under procedures established by the Board. At April 30, 2009, such securities had a total fair value of $24,324,588 or 0.54% of net assets of Third Avenue Value Fund, $6,035,461 or 0.54% of net assets of Third Avenue Small-Cap Value Fund, $5,063,108 or 0.50% of net assets of Third Avenue Real Estate Value Fund and $14,838,195 or 1.48% of net assets of Third Avenue International Value Fund. Among the factors considered by the Funds’ Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase

36

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):

FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds’ investments as of April 30, 2009 is as follows:

	Investments in Securities (Market Value)
Valuation Inputs	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund

Level 1 - Quoted Prices	$3,912,654,780	$985,144,487	$808,852,536	$923,092,821
Level 2 - Other Significant Observable Inputs	537,678,429	122,985,695	207,932,871	55,533,726
Level 3 - Significant Unobservable Inputs	24,324,588	6,035,461	5,063,108	14,838,195

Total Market Value of Investments	$4,474,657,797	$1,114,165,643	$1,021,848,515	$993,464,742

	Other Financial Instruments (Market Value) **
Valuation Inputs	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund

Level 1 - Quoted Prices	$—	$—	$(2,919,250)	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total Market Value of Other Financial Instruments	$—	$—	$(2,919,250)	$—

**	Other financial instruments are written options.

37

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities (Market Value)
	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund

Balance as of 10/31/08	$28,520,062	$10,152,263	$7,737,467	$22,600,027
Change in unrealized appreciation/(depreciation) †	(4,648,054)	(4,116,802)	(2,674,359)	(7,836,740)
Net purchases/(sales)	—	—	—	74,908
Payment-in-kind interest	452,580	—	—	—

Balance as of 4/30/09	$24,324,588	$6,035,461	$5,063,108	$14,838,195

†	Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at April 30, 2009.

Security transactions and investment income:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments transactions and balances.

38

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

Option contracts:

An option contact gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call options is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writer of an option bear the market risk of an unfavorable change in the price of the security underlying the written option.

Loans of portfolio securities:

The Funds may loan securities to certain brokers, with the Funds’ custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in securities lending income in the Statement of Operations. Securities loaned are required to be secured at all times by collateral at least equal to the market value

39

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities. Dividends or other distributions on loaned securities may also receive different tax treatment than would otherwise be the case. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of securities loaned.

There were no securities on loan for the Funds as of April 30, 2009.

Repurchase agreements:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Distributions to shareholders:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax law and regulations which may differ from U.S. GAAP. The tax basis net income and capital gains and losses of the Funds are determined only at the end of each fiscal year.

Income taxes:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”) on April 30, 2007. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

40

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund’s average net assets relative to the total average net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds’ average net assets relative to the total average net assets of the Funds and Third Avenue Variable Series Trust.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Trust paid $80,591 for the six months ended April 30, 2009. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees who are not affiliated with the Investment Adviser a fee of $4,000 for each meeting of the Board that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Variable Series Trust, also pays non-interested Trustees an annual stipend of $59,000 (the lead independent trustee receives an annual retainer of $67,000). The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting and the audit committee chairman receives an annual retainer of $4,000.

Accounting Pronouncements:

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on each Fund’s financial statement disclosures is currently being assessed.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

41

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

Management is currently evaluating the impact the adoption of these accounting pronouncements will have on the Funds’ financial statements and related disclosures.

2. SECURITIES TRANSACTIONS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940, as amended, as ownership of 5% or more of the outstanding common stock of the issuer) for the six months ended April 30, 2009 were as follows:

	Purchases	Sales

Third Avenue Value Fund:
Affiliated	$15,157,959	$181,315,810
Unaffiliated	81,274,088	523,033,334
Third Avenue Small-Cap Value Fund:
Affiliated	5,189,537	30,413,590
Unaffiliated	108,877,820	128,471,660
Third Avenue Real Estate Value Fund:
Affiliated	3,822,785	3,166,346
Unaffiliated	146,646,428	216,182,783
Third Avenue International Value Fund:
Affiliated	33,975,333	11,025,816
Unaffiliated	70,326,644	118,912,713

Written options transactions during the period are summarized as follows:

	Third Avenue Real Estate Value Fund
	Number of Contracts	Premiums Received

Options outstanding at
October 31, 2008	—	—

Options written	27,190	$3,083,600

Options outstanding at April 30, 2009	27,190	$3,083,600

42

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, and 1/12 of 1.25% (an annual fee of 1.25%) of the total average daily net assets of Third Avenue International Value Fund. Additionally, under the terms of the Investment Advisory Agreements, the Adviser pays certain expenses on behalf of the Funds which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds’ Chief Compliance Officer and other miscellaneous expenses. At April 30, 2009, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund had amounts payable to the Adviser of $382,622, $114,709, $93,810 and $87,010, respectively, for reimbursement of expenses paid by the Adviser. Under current arrangements for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund, whenever, in any fiscal year, each Fund’s normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.90% of the first $100 million of each Fund’s average daily net assets, and 1.50% of average daily net assets in excess of $100 million, the Adviser is obligated to reimburse each Fund in an amount equal to that excess. Whenever, in any fiscal year, Third Avenue Real Estate Value Fund’s normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and taxes, exceeds 1.50% of the Fund’s average daily net assets, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Whenever in any fiscal year, Third Avenue International Value Fund’s normal operating expenses including the investment advisory fee, but excluding brokerage commissions and taxes exceed 1.75% of the Fund’s average daily net assets, the Adviser is obligated to reimburse the Fund in an amount equal to the excess. Such waived and reimbursed expenses may be paid to the Adviser during the following three-year period to the extent that the payment of such expenses would not cause the Funds to exceed the preceding limitations. No expense reimbursement was required for the six months ended April 30, 2009.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc., pursuant to which PNC provides certain of these administrative services on behalf of the Adviser. The Adviser earns a fee from the Trust equal to $174,590 plus 50% of the difference between (i) $191,022 plus .01% of the Fund’s average daily net assets in excess of $1 billion and (ii) $174,590. The Adviser pays PNC an annual sub-administration fee for sub-administration services provided to the Trust equal to $180,775.

43

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as other shareholder servicing fees in the Statements of Operations. For the six months ended April 30, 2009, such fees amounted to $2,773,641 for Third Avenue Value Fund, $538,644 for Third Avenue Small-Cap Value Fund, $657,918 for Third Avenue Real Estate Value Fund and $454,254 for Third Avenue International Value Fund.

4. RELATED PARTY TRANSACTIONS

Brokerage commissions:

M.J. Whitman LLC, a registered broker-dealer and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the six months ended April 30, 2009, the Funds incurred brokerage commissions, paid to related parties as follows:

Fund	M.J. Whitman LLC	Private Debt LLC

Third Avenue Value Fund	$1,265,691	$—
Third Avenue Small-Cap Value Fund	312,739	—
Third Avenue Real Estate Value Fund	556,081	—
Third Avenue International Value Fund	185,721	—

44

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

Investments in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2009 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares Held at October 31, 2008	Shares Purchased	Shares Sold	Shares Held at April 30, 2009	Value at April 30, 2009	Dividend Income Nov. 1, 2008 - Apr. 30, 2009

Alamo Group, Inc.*	594,300	—	594,300	—	$—	$—
Ambac Financial Group, Inc.	25,707,362	—	—	25,707,362	23,393,700	257,074
AVX Corp. *	9,046,200	—	5,699,417	3,346,783	33,501,298	133,871
Carver Bancorp, Inc.	218,500	—	—	218,500	1,363,440	43,700
Covanta Holding Corp.	8,816,889	—	—	8,816,889	124,406,304	—
FedFirst Financial Corp.	490,036	—	—	490,036	1,808,233	—
FNC Realty Corp.	18,975,821	—	—	18,975,821	7,400,570	—
Forest City Enterprises, Inc., Class A	9,149,445	2,199,300	—	11,348,745	95,669,920	907,900
Gouverneur Bancorp, Inc.	205,511	—	—	205,511	1,212,515	34,937
Henderson Land Development Co., Ltd.	119,598,738	—	—	119,598,738	563,267,842	15,431,797
Home Federal Bancorp, Inc.	274,157	—	—	274,157	1,720,335	32,899
Home Products International, Inc.	526,368	—	—	526,368	26,318	—
ISE Corp.	217,210	—	—	217,210	—	—
ISE Corp. Series B	759,866	—	—	759,866	—	—
Manifold Capital Holdings, Inc.	3,806,722	—	—	3,806,722	38,067	—
MBIA, Inc.	19,349,845	—	—	19,349,845	91,524,767	—
Radian Group, Inc.	10,649,350	—	2,710,491	7,938,859	13,734,226	53,247
RS Holdings Corp., Convertible, Class A	1,022,245	—	—	1,022,245	328,642	—
SFSB, Inc.	242,800	—	—	242,800	1,177,580	—
St. Joe Co. (The)*	6,415,712	—	6,415,712	—	—	—
Tejon Ranch Co.	3,420,106	—	—	3,420,106	79,346,459	—
Toyota Industries Corp.	18,576,400	—	—	18,576,400	492,570,331	1,750,183

Total Affiliates					$1,532,490,547	$18,645,608

*	As of April 30, 2009, no longer an affiliate.

45

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

Third Avenue Small-Cap Value Fund

Name of Issuer:	Shares Held at October 31, 2008	Shares Purchased	Shares Sold	Shares Held at April 30, 2009	Value at April 30, 2009	Dividend Income Nov. 1, 2008 - Apr. 30, 2009

Bel Fuse, Inc., Class B	766,242	—	25,000	741,242	$11,993,296	$105,524
Bronco Drilling Co., Inc.	1,700,615	—	—	1,700,615	9,336,376	—
Catalyst Paper Corp.	21,530,352	—	—	21,530,352	4,420,461	—
Cross Country Healthcare, Inc.	2,859,278	462,544	100,000	3,221,822	28,384,252	—
Electro Scientific Industries, Inc.	1,774,506	—	—	1,774,506	15,260,752	—
Encore Wire Corp.	2,126,051	—	569,022	1,557,029	34,005,513	80,449
Haverty Furniture Cos., Inc.	1,891,945	—	1,001,117	890,828	9,665,484	—
Herley Industries, Inc. *	706,505	—	556,125	150,380	1,554,929	—
K-Swiss, Inc., Class A	1,447,785	—	68,600	1,379,185	13,847,017	2,967,959
National Western Life Insurance Co., Class A	233,674	—	1,993	231,681	26,386,149	—
Parco Co., Ltd.	5,296,500	94,000	115,900	5,274,600	35,941,302	414,504
PYI Corp., Ltd.	158,571,369	—	—	158,571,369	9,002,704	—

Total Affiliates					$199,798,235	$3,568,436

*	As of April 30, 2009, no longer an affiliate.

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares Held at October 31, 2008	Shares Purchased	Shares Sold	Shares Held at April 30, 2009	Value at April 30, 2009	Dividend Income Nov. 1, 2008 - Apr. 30, 2009

Consolidated-Tomoka Land Co.	500,500	—	—	500,500	$17,412,395	$100,100
FNC Realty Corp.	12,982,327	—	—	12,982,327	5,063,108	—
Forest City Enterprises, Inc., Class A	6,192,223	1,000,000	—	7,192,223	60,630,440	575,378
Killam Properties, Inc. *	1,845,100	—	785,600	1,059,500	4,616,945	325,108
Thomas Properties Group, Inc.	2,411,373	—	—	2,411,373	4,846,860	174,825

Total Affiliates					$92,569,748	$1,175,411

*	As of April 30, 2009, no longer an affiliate.

46

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

Third Avenue International Value Fund

Name of Issuer:	Shares Held at October 31, 2008	Shares Purchased	Shares Sold	Shares Held at April 30, 2009	Value at April 30, 2009	Dividend Income Nov. 1, 2008 - Apr. 30, 2009

ABB Grain, Ltd.	11,875,749	228,928	1,800,805	10,303,872	$65,298,226	$1,096,721
Boardroom, Ltd.	22,522,784	—	—	22,522,784	6,997,961	147,569
Catalyst Paper Corp.	71,271,095	1,000,000	—	72,271,095	14,838,195	—
Dundee Precious Metals, Inc.	4,817,832	4,720,000	2,256,700	7,281,132	10,372,852	—
GuocoLeisure, Ltd.	95,915,023	—	—	95,915,023	20,731,380	—
Netia S.A.	30,050,529	19,446,164	—	49,496,693	52,985,919	—
Rubicon, Ltd.	44,893,185	—	—	44,893,185	18,539,135	—
Tenon, Ltd.	—	10,482,120	—	10,482,120	4,210,112	—
WBL Corp., Ltd.	19,359,300	2,560,000	—	21,919,300	51,078,409	717,045

Total Affiliates					$245,052,189	$1,961,335

Certain employees of the Adviser serve as members of the board of directors of companies in which the Funds have investments. As a result of such service, for the six months ended April 30, 2009, the Funds received the following fees: $56,797 for Third Avenue Value Fund, $3,134 for Third Avenue Small-Cap Value Fund and $7,632 for Third Avenue Real Estate Value Fund. These fees are included in “Other income” on the accompanying Statement of Operations.

47

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

5. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

	Third Avenue Value Fund		Third Avenue Small-Cap Value Fund

	For the Six Months Ended April 30, 2009	For the Year Ended October 31, 2008	For the Six Months Ended April 30, 2009	For the Year Ended October 31, 2008

Shares outstanding at beginning of period	152,814,331	178,201,270	83,426,942	81,182,322

Shares sold	13,554,606	37,028,410	10,568,888	16,530,658
Shares reinvested from dividends and distributions	744,661	5,594,473	3,666,433	8,751,531
Shares redeemed	(38,056,323)	(68,009,822)	(18,312,405)	(23,037,569)

Net increase (decrease) in Fund shares	(23,757,056)	(25,386,939)	(4,077,084)	2,244,620

Shares outstanding at end of period	129,057,275	152,814,331	79,349,858	83,426,942

	Third Avenue Real Estate Value Fund		Third Avenue International Value Fund

	For the Six Months Ended April 30, 2009	For the Year Ended October 31, 2008	For the Six Months Ended April 30, 2009	For the Year Ended October 31, 2008

Shares outstanding at beginning of period	77,446,102	82,735,662	92,888,275	93,109,562

Shares sold	8,600,729	19,637,178	12,458,356	26,035,503
Shares reinvested from dividends and distributions	2,063,000	10,647,177	1,248,042	17,163,416
Shares redeemed	(20,306,355)	(35,573,915)	(22,218,512)	(43,420,206)

Net decrease in Fund shares	(9,642,626)	(5,289,560)	(8,512,114)	(221,287)

Shares outstanding at end of period	67,803,476	77,446,102	84,376,161	92,888,275

48

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund charge a redemption fee of 1%, 1%, 1%, and 2%, respectively, for shares redeemed or exchanged for shares of another fund within 60 days or less of the purchase date. Effective February 27, 2009, the holding periods of the redemption fee calculation for the Third Avenue Small-Cap Value Fund, the Third Avenue Real Estate Value Fund and the Third Avenue International Value Fund were reduced from one year or less to 60 days or less.

6. COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of April 30, 2009. Under certain circumstances this commitment may be payable to RS Holdings, although the Adviser believes that this commitment is no longer enforceable. Accordingly, Third Avenue Value Fund has segregated securities valued at $732,755 to meet this contingency.

Third Avenue Real Estate Value Fund has committed $3,000,000 to Landsource Communities Development pursuant to a revolving credit loan, of which $2,255,472 has been funded as of April 30, 2009. This commitment may be payable upon demand of Landsource Communities Development. Accordingly, Third Avenue Real Estate Value Fund has segregated securities valued at $744,528 to meet this contingency.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:

The Funds may invest in high yield, lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

49

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2009
(Unaudited)

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Fund concentration:

The Funds hold relatively concentrated portfolios that may contain fewer securities than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could decrease because of the poor performance of one or a few investments. Additionally, the Funds may encounter some difficulty in liquidating these types of securities.

8. FEDERAL INCOME TAXES

The tax character of distributions paid during the period ended April 30, 2009 was as follows:

	Ordinary income	Net long-term capital gains

Third Avenue Value Fund	$25,934,677	$80,936
Third Avenue Small-Cap Value Fund	9,360,170	42,967,082
Third Avenue Real Estate Value Fund	30,750,203	—
Third Avenue International Value Fund	2,235,353	12,594,620

The tax character of distributions paid during the fiscal year ended October 31, 2008 was as follows:

	Ordinary income	Net long-term capital gains

Third Avenue Value Fund	$215,388,727	$156,540,480
Third Avenue Small-Cap Value Fund	36,054,670	177,755,031
Third Avenue Real Estate Value Fund	50,579,712	253,942,907
Third Avenue International Value Fund	68,165,379	279,108,404

As of October 31, 2008, the Third Avenue Real Estate Value Fund had an estimated capital loss carryforward for federal income taxes of approximately $28,847,162. This amount may be applied to offset future capital gains. The capital loss carryforward will expire, if not used, on October 31, 2016.

50

Annual Renewal of Investment Advisory Agreements
(Unaudited)

At a meeting of the Board of Trustees of the Trust (the “Board”) held on June 4, 2008, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not “interested persons” (as the term is defined in the Investment Company Act) (the “Independent Trustees”)), approved the renewal of each Fund’s Investment Advisory Agreement (collectively, the “Agreements”).

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreements. The Independent Trustees also constituted an ad hoc committee to work with representatives of the Adviser to evaluate the adequacy and extent of the information to be provided for their consideration. This committee communicated frequently with the Adviser’s representatives and independent legal counsel. At its June 4, 2008 meeting, the Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser’s presentation and materials. In considering the Agreements, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees considered information derived from their multi-year service on the Trust’s Board and their familiarity with the Adviser and its investment process. Among other things, they noted that the Adviser has managed each Fund since its inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Funds. Following this session, the full Board reconvened and approved the continuation of each Agreement as being in the best interests of the relevant Fund and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board’s approval.

Factors Considered

A. Financial Condition of the Adviser; Advisory Fees; Profitability.

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed:

1.	the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Funds;

2.

the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of each Fund’s advisory fees and expense ratio and in analyzing the Fund’s performance;

3.

each Fund’s advisory fee and total expenses versus those of the comparison universe and competitive fund group, focusing on the total expense ratio of each Fund and the funds in its comparison universe and competitive fund group, and noting that the Fund was below or near the median in each of these comparisons;

4.	performance/expense analysis of each Fund and funds in its competitive fund group;

51

Annual Renewal of Investment Advisory Agreements (continued)
(Unaudited)

5.	a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser;

6.

information presented in respect of economies of scale, noting the competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Funds, the trend of declining or generally stable gross expense ratios of each Fund since inception and the decline in the Funds’ assets over the past year;

7.

the profitability to the Adviser resulting from each Agreement (including the fall-out benefits noted below), reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

8.

fallout benefits, including (i) fees for providing administrative services and (ii) brokerage commissions paid to the Adviser’s affiliated broker-dealer from transactions executed for the Funds, including the quarterly brokerage analysis performed by third party service providers and provided to the Trustees analyzing, among other things, the affiliated broker-dealer’s per share commission and execution costs.

B. Description of Personnel And Service Provided by the Adviser.

The Trustees reviewed with representatives of the Adviser, and considered:

1.

the nature, extent and quality of services rendered to the Funds, including the Adviser’s investment, senior management and operational personnel and the oversight of day-to-day operations of the Funds provided by the Adviser;

2.	the Adviser’s research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser’s deep value philosophy; and

3.	the value added through the Adviser’s active management style that includes participation in corporate restructurings.

C. Compliance Matters

1.	The Trustees met in private session with the Trust’s Chief Compliance Officer and reviewed the operation of the Trust’s and the Adviser’s compliance programs.

D. Investment Performance of the Funds and Adviser.

1.

The Trustees reviewed total return information for each Fund versus the comparison universe and competitive funds group and compared to the Fund’s benchmark index for various periods and since inception. The Trustees also reviewed information pertaining to each Fund’s risk adjusted performance.

2.

It was noted that each Fund’s performance was favorable both on an absolute and risk adjusted basis and, since inception, relative to that of funds in the comparison universe and competitive group and the Fund’s benchmark.

52

Annual Renewal of Investment Advisory Agreements (continued)
(Unaudited)

Conclusions

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with each Fund’s historical performance. They also considered the advisory fee and expense ratio of each Fund and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser’s presentation.

The Trustees discussed the Adviser’s profitability, and it was noted that the profitability percentage for each Fund was within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that each Fund’s fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Fund, including administration fees paid to the Adviser and brokerage fees paid to the Adviser’s affiliates. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser’s perspective, in managing the Funds as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Funds and considered each Fund’s competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Fund, and the size of the Fund. The Trustees concluded that operational economies of scale had benefited the Funds and that there were no other material economies of scale in which the Funds should share, especially over the past year when asset levels in the Funds declined.

53

Third Avenue Trust
Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; other shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2008 and held for the entire reporting period ended April 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During the Period* November 1, 2008 to April 30, 2009	Annualized Expense Ratio

Third Avenue Value Fund
Actual	$1,000.00	$997.90	$5.75	1.16%
Hypothetical	$1,000.00	$1,019.04	$5.81	1.16%
Third Avenue Small-Cap Value Fund
Actual	$1,000.00	$898.50	$5.27	1.12%
Hypothetical	$1,000.00	$1,019.24	$5.61	1.12%
Third Avenue Real Estate Value Fund
Actual	$1,000.00	$947.80	$5.80	1.20%
Hypothetical	$1,000.00	$1,018.84	$6.01	1.20%
Third Avenue International Value Fund
Actual	$1,000.00	$1,046.00	$7.66	1.51%
Hypothetical	$1,000.00	$1,017.31	$7.55	1.51%

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

54

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Board of Trustees
Jack W. Aber
David M. Barse
William E. Chapman II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman
Officers
Martin J. Whitman
Chairman of the Board
David M. Barse
President, Chief Executive Officer
Vincent J. Dugan
Chief Financial Officer, Treasurer
Michael A. Buono
Controller
W. James Hall
General Counsel, Secretary
Joseph J. Reardon
Chief Compliance Officer
Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
(610) 239-4600
(800) 443-1021 (toll-free)
Investment Adviser
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Custodian
JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone (212) 888-5222
Toll Free (800) 443-1021
Fax (212) 888-6757
www.thirdave.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 15, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 15, 2009

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	June 15, 2009